Note 11 - Income Taxes - Analysis of Charge (Credit) for the Year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Income tax benefit	$ 788	$ 790	$ 772
Total income tax benefit for the year	$ 788	$ 790	$ 772